Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Intangible Assets and Goodwill [Line Items]
Addition	$ 336,804
Intangible asset at ending
Cost [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	15,827
Acquisition (note 4)	39,572,129
Impact on loss of control of Canmart	(17,009)
Movement in exchange rates	1,182
Intangible asset at ending	39,572,129
Cost [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Acquisition (note 4)
Impact on loss of control of Canmart
Movement in exchange rates
Intangible asset at ending
Cost [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning	15,827
Acquisition (note 4)
Impact on loss of control of Canmart	(17,009)
Movement in exchange rates	1,182
Intangible asset at ending
Cost [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Acquisition (note 4)	39,572,129
Impact on loss of control of Canmart
Movement in exchange rates
Intangible asset at ending	39,572,129
Accumulated Amortization [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Accumulated Amortization [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Accumulated Amortization [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Impairment [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Addition	39,572,129
Intangible asset at ending	39,572,129
Impairment [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Addition
Intangible asset at ending
Impairment [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Addition
Intangible asset at ending
Impairment [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at beginning
Addition	39,572,129
Intangible asset at ending	39,572,129
Net book value [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at ending
Net book value [Member] | Software [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at ending
Net book value [Member] | Licences [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at ending
Net book value [Member] | Goodwill [Member]
Schedule of Intangible Assets and Goodwill [Line Items]
Intangible asset at ending